UNITED STATES	OMB APPROVAL
SECURITIES AND EXCHANGE COMMISSION	OMB Number 3235-0456
Washington, D.C. 20549	Expires December 31, 2014
Estimated Average Burden hours per response 2

FORM 24F-2

Annual Notice of Securities Sold
Pursuant to Rule 24f-2

Read Instructions at end of Form before preparing Form.

1.	Name and address of issuer:
Metropolitan Tower Separate Account One Metropolitan Tower Life Insurance Company 200 Park Avenue New York, New York 10166

2.

The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes)     [X]

3.	Investment Company Act File Number: 811-03617

Securities Act File Number: *002-80749

*No filing fee is due for CIK No. 0000710828

CIK Number: 0000710828

4(a).	Last day of fiscal year for which this Form is filed:
December 31, 2011

4(b).	☐ Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer’s fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c).	☐ Check box if this is the last time the issuer will be filing this Form.

Persons who respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB number.

SEC 2393 (6-02)

5.	Calculation of registration fee:

	(i)	Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):		$191,878

	(ii)	Aggregate price of securities redeemed or repurchased during the fiscal year:	$452,148

	(iii)	Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:	$311,595

	(iv)	Total available redemption credits [add Items 5(ii) and 5(iii)]:		$763,743

	(v)	Net sales -- if Item 5(i) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:		$0

	(vi)	Redemption credits available for use in future years -- if Item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:	$(571,865)

	(vii)	Multiplier for determining registration fee (See Instruction C.9):		x	.0001146

	(viii)	Registration fee due [multiply Item 5(v) by Item 5(vii)] (enter “0” if no fee is due):		=$0

6.	Prepaid Shares

If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:      0 .  If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:     0.

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (see Instruction D):		+	$0

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:		=	$0	*

9.	Date the registration fee and any interest payment was sent to the Commission’s lockbox depository:

	Method of Delivery:
		[ ]	Wire Transfer
		[ ]	Mail or other means

*No fee is due for  CIK No. 0000710828

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ William D. Cammarata
William D. Cammarata
Senior Vice President and Senior Controller
Date:	March 22, 2012

*Please print the name and title of the signing officer below the signature

VIA EDGAR

March 22, 2012

U.S. Securities and Exchange Commission

Division of Investment Management

Office of Insurance Products

100 F. Street N.E.

Washington, DC 20549

Re:	Metropolitan Tower Separate Account One
Metropolitan Tower Life Insurance Company
CIK No. 0000710828
Investment Company Act File No. 811-03617
Securities Act File No: *002-80749

Ladies and Gentlemen:

Attached hereto for electronic filing on behalf of the above-referenced Registrant pursuant to Rule 24f-2 under the Investment Company Act of 1940 is the Registrant’s Form 24F-2.

*No filing fee is due for CIK No. 0000710828.

Please contact the undersigned at (617) 578-4796 with any comments you may have concerning the above.

Sincerely,
/s/ Paula Minella
Paula Minella
Counsel
Metropolitan Life Insurance Company